Note 18 - Current tax assets and liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Note 18 - Current tax assets and liabilities
Income tax assets	$ 135,621	$ 122,257
V.A.T. credits	195,745	132,972
Other prepaid taxes	1,255	1,172
Current tax assets, current	$ 332,621	$ 256,401